Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 113,337	£ 104,038
Financial assets at fair value through the income statement	129,470	145,250
Financial assets at fair value through other comprehensive income	45,406	44,994
Derivative financial assets	229,641	222,683
Loans and advances at amortised cost	141,636	136,959
Other assets	1,421	1,965
Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Financial assets at fair value through other comprehensive income	45,406	44,994
Derivative financial assets	229,641	222,683
Loans and advances at amortised cost	141,636	136,959
Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	624	668
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Total on balance sheet exposures	141,636	136,959
Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	44,781	44,315
Unconsolidated structured entities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	9,661	12,206
Financial assets at fair value through the income statement	35,359	34,954
Financial assets at fair value through other comprehensive income	391	0
Derivative financial assets	2,369	5,236
Loans and advances at amortised cost	17,092	15,019
Other assets	22	13
Other interests [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	76	0
Financial assets at fair value through the income statement	2,500	2,595
Financial assets at fair value through other comprehensive income	391	0
Derivative financial assets	0	0
Loans and advances at amortised cost	17,092	15,019
Other assets	22	13
Total on balance sheet exposures	20,081	17,627
Total off balance sheet notional amounts	14,002	16,274
Maximum exposure to loss	34,083	33,901
Total assets of the entity	234,065	281,995
Other interests [member] | Equity investments [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3	0
Other interests [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		2,037
Financial assets at fair value through other comprehensive income	2,417
Other interests [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	80	558
Multi-seller conduit programmes [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	5,930	6,100
Other assets	17	9
Total on balance sheet exposures	5,947	6,553
Total off balance sheet notional amounts	8,649	11,671
Maximum exposure to loss	14,596	18,224
Total assets of the entity	78,716	73,109
Multi-seller conduit programmes [member] | Equity investments [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Multi-seller conduit programmes [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		0
Financial assets at fair value through other comprehensive income	0
Multi-seller conduit programmes [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	444
Lending [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	7,874	8,269
Other assets	4	3
Total on balance sheet exposures	7,878	8,272
Total off balance sheet notional amounts	3,732	4,172
Maximum exposure to loss	11,610	12,444
Total assets of the entity	139,210	187,176
Lending [member] | Equity investments [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Lending [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		0
Financial assets at fair value through other comprehensive income	0
Lending [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Investment funds and trusts [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Other assets	1	1
Total on balance sheet exposures	1	1
Total off balance sheet notional amounts	0	0
Maximum exposure to loss	1	1
Total assets of the entity	501	455
Investment funds and trusts [member] | Equity investments [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Investment funds and trusts [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		0
Financial assets at fair value through other comprehensive income	0
Investment funds and trusts [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Others [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	76	0
Financial assets at fair value through other comprehensive income	391	0
Loans and advances at amortised cost	3,288	650
Other assets	0	0
Total on balance sheet exposures	6,255	2,801
Total off balance sheet notional amounts	1,621	431
Maximum exposure to loss	7,876	3,232
Total assets of the entity	15,638	21,255
Others [member] | Equity investments [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3	0
Others [member] | Loans and advances [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		2,037
Financial assets at fair value through other comprehensive income	2,417
Others [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 80	£ 114